J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Statement of Additional Information dated

March 1, 2020, as supplemented

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

Statement of Additional Information dated

March 1, 2020, as supplemented

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Statement of Additional Information dated

March 11, 2019, as supplemented

JPMorgan BetaBuilders MSCI US REIT ETF

Statement of Additional Information dated

July 1, 2019, as supplemented

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan Global Bond Opportunities ETF

JPMorgan Municipal ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

Statement of Additional Information dated

July 1, 2019, as supplemented

JPMorgan High Yield Research Enhanced ETF

(formerly JPMorgan Disciplined High Yield ETF)

Statement of Additional Information dated

September 9, 2019, as supplemented

JPMorgan BetaBuilders International Equity ETF

Statement of Additional Information dated

December 2, 2019, as supplemented

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

Statement of Additional Information dated

March 2, 2020, as supplemented

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated April 14, 2020

to the Statements of Additional Information as dated above

Effective immediately, the following new disclosure is added as a separate sub-section under the “INVESTMENT STRATEGIES AND POLICIES — Miscellaneous Investment Strategies and Risks” section of the Statement of Additional Information Part II:

Infectious Disease Risk. A worldwide outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms and exacerbate other pre-existing political, social and economic risks to the Funds.

The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets. The impacts of COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, particular regions, or the entire global economy, individual companies and investment products, and the market in general. The full extent of such impacts cannot necessarily be foreseen. The impacts may be short term or may last for an extended period of time, and may exacerbate other pre-existing political, social and economic risks. The value of a Fund and the securities in which a Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future. The impact of a pandemic may also negatively affect the liquidity of certain of a Fund’s portfolio holdings and may make it more difficult to value such holdings. Because epidemics and pandemics (such as COVID-19) impact broad segments of businesses and populations at the same time or in close succession, often in unpredictable and significant ways, they create the risk that a Fund’s operations may be interrupted, which may have a significant negative impact on investment performance. Governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance.

In addition, the last paragraph under the “ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES — Investments in the China Region — People’s Republic of China” section of the Statement of Additional Information Part II is deleted in its entirety.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE